THE MAINSTAY FUNDS
51 Madison Avenue

New York, NY 10010

March 19, 2019

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	The MainStay Funds

Registration Numbers: (033-02610 and 811-04550)

Dear Sir or Madam:

On behalf of the Registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement dated February 28, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information for the Registrant’s series (Accession Number 0001144204-19-010946). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (201) 685-6221.

Sincerely,

/s/ Yi-Chia Kuo

Yi-Chia Kuo
Assistant Secretary